CALVERT SOCIAL INVESTMENT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of prospectuses dated February 1, 2019 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 95 (“Amendment No. 95”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 95 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-000110) on January 28, 2019:

Calvert Balanced Fund

Calvert Bond Fund

Calvert Equity Fund

Calvert Aggressive Allocation Fund

Calvert Conservative Allocation Fund

Calvert Moderate Allocation Fund

CALVERT SOCIAL INVESTMENT FUND

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: February 4, 2019